Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands		Total	Common Stock	Additional Paid-In Capital	(Accumulated Deficit) Retained Earnings	Accumulated Other Comprehensive Income	Noncontrolling Interest
Balance at Dec. 31, 2021		$ 774,817	$ 1,178	$ 772,451	$ 971	$ 217
Balance, shares at Dec. 31, 2021			117,824,173
Net loss	[1]	(53,907)			(53,907)
Other comprehensive income (loss), net of tax		27,272				27,272
Share-based compensation		3,547		3,547
Acquisition of noncontrolling interest		1,890		1,890
Shares issued under share-based compensation plan, including tax effects		234	$ 1	233
Shares issued under share-based compensation plan, including tax effects, shares			36,666
Adjustment of redeemable noncontrolling interests to redemption amount		923			923
Other					6,297	(6,297)
Balance at Dec. 31, 2022		754,776	$ 1,179	778,121	(45,716)	21,192
Balance, shares at Dec. 31, 2022			117,860,839
Net loss	[1]	(154,603)			(154,538)		$ (65)
Other comprehensive income (loss), net of tax		(8,648)				(8,648)
Share-based compensation		3,917		3,917
Shares issued under share-based compensation plan, including tax effects		598	$ 1	597
Shares issued under share-based compensation plan, including tax effects, shares			77,870
Repurchase of stock options		(10,000)		(10,000)
Investment in noncontrolling interest		670			(65)		735
Repurchase of shares of common stock		(1,300)	$ (1)	(1,299)
Repurchase of shares of common stock, shares			(81,654)
Balance at Dec. 31, 2023		585,410	$ 1,179	771,336	(200,319)	12,544	670
Balance, shares at Dec. 31, 2023			117,857,055
Net loss	[1]	(18,732)			(18,062)		$ (670)
Other comprehensive income (loss), net of tax		(11,126)				(11,126)
Share-based compensation		69,174		69,174
Exercise of stock options		1,535	$ 2	1,533
Exercise of stock options, shares			234,608
Issuance of common stock for settlement of RSUs			$ 2	(2)
Issuance of common stock for settlement of RSUs, shares			241,971
Shares withheld related to net share settlement		(1,196)	$ (1)	(1,195)
Shares withheld related to net share settlement, shares			(93,678)
Shares issued for payment of acquisition		31,081	$ 26	31,055
Shares issued for payment of acquisition, shares			2,570,503
Derecognition of redeemable noncontrolling interest, net of tax		8,665		12,439	(3,774)
Issuance of common stock on initial public offering, net	[2]	661,777	$ 533	661,244
Issuance of common stock on initial public offering, net, shares	[2]		53,333,334
Proceeds from stock purchase contract issued under tangible equity units, net	[3]	321,611		321,611
Other		(344)	$ 1	(345)
Other, shares			102,197
Balance at Dec. 31, 2024		$ 1,647,855	$ 1,742	$ 1,866,850	$ (222,155)	$ 1,418
Balance, shares at Dec. 31, 2024			174,245,990

[1]	Net loss to the Company for the years ended December 31, 2024, 2023, and 2022 excludes $(1,789), $(2,167), and $(312), respectively, allocable to the redeemable noncontrolling interests for our joint venture arrangements.
[2]	Issuance of common stock on initial public offering is presented net of underwriting discounts and commissions, and offering-related expenses of $36.8 million and tax benefit of $5.3 million.
[3]	Proceeds from stock purchase contract issued under tangible equity units is presented net of underwriting discounts and commissions of $9.1 million.